Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 1,758,541	$ 1,696,425
Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,742,342	1,680,267
Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	6,695	6,881
Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	9,504	9,277
Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Residential 1-4 Family [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	406,667	393,268
Residential 1-4 Family [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	395,664	384,383
Residential 1-4 Family [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,677	5,616
Residential 1-4 Family [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,326	3,269
Residential 1-4 Family [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	91,992	109,410
Multifamily [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	91,992	109,410
Multifamily [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Multifamily [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial Real Estate [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	661,223	689,695
Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	657,456	684,202
Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	646	668
Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,121	4,825
Commercial Real Estate [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Construction [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	392,039	297,315
Construction [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	391,778	297,089
Construction [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	84	121
Construction [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	177	105
Construction [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Farmland [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	34,212	46,314
Farmland [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	33,500	45,470
Farmland [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	125	147
Farmland [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	587	697
Farmland [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Second mortgages [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	8,952	9,193
Second mortgages [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	8,765	8,775
Second mortgages [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	43	303
Second mortgages [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	144	115
Second mortgages [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Equity Lines of Credit [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	60,650	56,038
Equity Lines of Credit [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	60,553	55,883
Equity Lines of Credit [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	41	0
Equity Lines of Credit [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	56	155
Equity Lines of Credit [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	47,939	40,301
Commercial [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	47,937	40,301
Commercial [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	2	0
Commercial [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Agricultural, Installment and Other [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,867	54,891
Agricultural, Installment and Other [Member] | Pass [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	54,697	54,754
Agricultural, Installment and Other [Member] | Special Mention [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	77	26
Agricultural, Installment and Other [Member] | Substandard [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	93	111
Agricultural, Installment and Other [Member] | Doubtful [Member]
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 0	$ 0